Schedule of Assets and Liabilities Related to Operating Leases (Details) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Assets:
Operating lease assets	$ 134,151	$ 164,288	$ 1,272,920
Finance lease assets			114,540
Total lease assets	134,151	164,288	1,387,460
Operating lease liabilities	358,900	364,269	414,215
Finance lease liabilities, current			50,702
Operating lease liabilities	606,261	669,286	878,809
Finance lease liabilities, noncurrent			63,161
Total lease liabilities	$ 965,161	$ 1,033,555	$ 1,406,887